CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired	$ 0
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the statements of cash flows above:
Cash and cash equivalents	169,022	$ 83,364
Restricted cash included in other noncurrent assets	$ 740	$ 649
Financial position	us-gaap:OtherNoncurrentAssetsMember	us-gaap:OtherNoncurrentAssetsMember
Total cash and cash equivalents and restricted cash	$ 169,762	$ 84,013